Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Various Operating Leases

Minimum rental payments under our various operating leases in the year indicated are as follows at December 31, 2012:

(Millions)
2013	$11
2014	6
2015	3
2016	2
2017	1
Thereafter	1

Total minimum rental payments	$24